Income Taxes and Distributions (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Income Tax Expense
Tax at statutory rate on earnings from continuing operations before unconsolidated entities, noncontrolling interests and income taxes	$ 64,979,000	$ 54,750,000	$ 26,111,000
Increase in valuation allowance	9,234,000	(4,732,000)	317,000
Tax at statutory rate on earnings not subject to federal income taxes	(72,640,000)	(48,630,000)	(26,064,000)
Other differences	6,039,000	0	0
Income tax (expense) benefit	$ 7,612,000	$ 1,388,000	$ 364,000